CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Net Income (Loss)	$ 13,348,373	$ 17,340,931	$ 14,905,754
Other Comprehensive Income (Loss):
Unrealized gains (losses)	12,972,947	(6,903,069)	8,343,715
Income tax (provision) benefit	(2,696,204)	1,415,964	(2,730,003)
Net unrealized gain (losses)	10,276,743	(5,487,105)	5,613,712
Reclassification of (gains)/losses to Net Income (Loss)	269,918	293,029	15,397
Other Comprehensive Income (Loss), Net of Tax	10,006,825	(5,780,134)	5,598,315
Total Comprehensive Income	$ 23,355,198	$ 11,560,797	$ 20,504,069